Pay vs Performance Disclosure pure in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus performance table

The following table provides certain summary information concerning the relationship between executive “compensation actually paid” to our principal executive officer (“PEO”) and other NEOs and certain financial performance of the company. For further information concerning the company’s pay for performance philosophy and how the company aligns executive compensation with the company’s performance, see “Compensation -- Compensation Discussion and Analysis” beginning on page 44. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Mr. Humphries	Compensation Actually Paid to Mr. Humphries	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (GAAP) ($M)	Revenue (GAAP) ($M)
					Total Shareholder Return	Peer Group Total Shareholder Return
2022	$17,943,894	($949,565)	$4,263,584	$808,056	$96.15	$138.98	$2,290	$19,428
2021	$19,687,285	$22,375,791	$5,654,584	$6,736,685	$146.87	$193.55	$2,137	$18,507
2020	$13,807,940	$21,897,726	$7,511,754	$8,998,439	$133.96	$143.88	$1,392	$16,652

Summary Compensation Table Total for Mr. Humphries. The dollar amounts shown represent the “SEC Total” as set forth in the Summary Compensation Table.

Compensation Actually Paid to Mr. Humphries. The dollar amounts shown represent the amount of “compensation actually paid” to Mr. Humphries for each year, as computed in accordance with Item 402 (v) of Regulation S-K, and do not reflect the total compensation actually realized or received by Mr. Humphries. In accordance with these rules, these amounts reflect “SEC Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP. The methodology assumptions used to compute these values does not materially differ from those used at the time of grant.

Compensation actually paid to Mr. Humphries	2022	2021	2020
Summary Compensation Table Total	$17,943,894	$19,687,285	$13,807,940
Less, value of Stock Awards reported in Summary Compensation Table	($14,761,593)	($14,097,855)	($10,692,541)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$7,495,823	$17,556,949	$13,564,684
Plus, fair value as of vesting date of equity awards granted and vested in the year	$1,097,917	$1,477,812	$1,197,413
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	($11,897,639)	($2,033,972)	$4,076,007
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	($827,966)	($214,428)	($55,777)
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—
Compensation actually paid to Brian Humphries	($949,565)	$22,375,791	$21,897,726

Average Summary Compensation Table Total for Non-PEO NEOs. The dollar amounts shown represent the average of the amounts reported as “SEC Total” in the Summary Compensation Table for the company’s NEOs as a group (excluding Mr. Humphries) in each applicable year. For 2022, our non-PEO NEOs are Mr. Siegmund, Mr. Gummadi, Mr. Ayyar, Mr. Kim, Mr. Hyttenrauch and Ms. Morgenstern. For 2021, our non-PEO NEOs were Mr. Siegmund, Mr. Hyttenrauch, Mr. Kim and Rajesh Nambiar. For 2020, our non-PEO NEOs were Mr. Siegmund, Karen McLoughlin, Rebecca Schmitt, Malcolm Frank and Matthew Friedrich.

Average Compensation Actually Paid to Non-PEO NEOs. The dollar amounts shown represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Humphries) for each year, as computed in accordance with Item 402 (v) of Regulation S-K, and do not reflect the total compensation actually realized or received by such NEOs. In accordance with these rules, these amounts reflect “SEC Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP. The methodology assumptions used to compute these values does not materially differ from those used at the time of grant.

Average compensation actually paid to Non-PEO NEOs	2022	2021	2020
Average Summary Compensation Table Total	$4,263,584	$5,654,584	$7,511,754
Less, average value of Stock Awards reported in Summary Compensation Table	($2,890,368)	($3,860,625)	($6,258,860)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,263,029	$4,124,165	$6,573,743
Plus, average fair value as of vesting date of equity awards granted and vested in the year	$237,183	$773,732	$1,097,120
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	($602,018)	$126,737	$64,086
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	($213,577)	($81,909)	$10,595
Less, average prior year-end fair value for any equity awards forfeited in the year	($1,249,777)	—	—
Average compensation actually paid to non-PEO NEOs	$808,056	$6,736,684	$8,998,438

Total Shareholder Return. Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

Peer Group Total Shareholder Return. The peer group used for this column is the S&P 500 Information Technology Sector Index (S51NFT).

Cognizant Reported Revenue per US GAAP. We have presented revenue, calculated in accordance with U.S. GAAP, since revenue, as adjusted for currency fluctuations and acquisitions, is the most significant performance metric in the Company’s ACI and annual PSU awards. In the presentation, we have not adjusted the revenue amounts for acquisitions because there are differences in acquisitions required to be adjusted for ACI and each of the annual PSU awards due to the timing of the target-setting process for each of the awards. Additionally, we have not adjusted the presented revenue amounts for impacts of currency as currency adjustments are relative to the applicable base year of measurement.

Company Selected Measure Name				Revenue (GAAP)
Named Executive Officers, Footnote [Text Block]

Average Summary Compensation Table Total for Non-PEO NEOs. The dollar amounts shown represent the average of the amounts reported as “SEC Total” in the Summary Compensation Table for the company’s NEOs as a group (excluding Mr. Humphries) in each applicable year. For 2022, our non-PEO NEOs are Mr. Siegmund, Mr. Gummadi, Mr. Ayyar, Mr. Kim, Mr. Hyttenrauch and Ms. Morgenstern. For 2021, our non-PEO NEOs were Mr. Siegmund, Mr. Hyttenrauch, Mr. Kim and Rajesh Nambiar. For 2020, our non-PEO NEOs were Mr. Siegmund, Karen McLoughlin, Rebecca Schmitt, Malcolm Frank and Matthew Friedrich.

Peer Group Issuers, Footnote [Text Block]				Peer Group Total Shareholder Return. The peer group used for this column is the S&P 500 Information Technology Sector Index (S51NFT).
PEO Total Compensation Amount	$ 17,943,894	$ 19,687,285	$ 13,807,940
PEO Actually Paid Compensation Amount	(949,565)	22,375,791	21,897,726
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to Mr. Humphries	2022	2021	2020
Summary Compensation Table Total	$17,943,894	$19,687,285	$13,807,940
Less, value of Stock Awards reported in Summary Compensation Table	($14,761,593)	($14,097,855)	($10,692,541)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$7,495,823	$17,556,949	$13,564,684
Plus, fair value as of vesting date of equity awards granted and vested in the year	$1,097,917	$1,477,812	$1,197,413
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	($11,897,639)	($2,033,972)	$4,076,007
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	($827,966)	($214,428)	($55,777)
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—
Compensation actually paid to Brian Humphries	($949,565)	$22,375,791	$21,897,726

Non-PEO NEO Average Total Compensation Amount	4,263,584	5,654,584	7,511,754
Non-PEO NEO Average Compensation Actually Paid Amount	$ 808,056	6,736,685	8,998,439
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average compensation actually paid to Non-PEO NEOs	2022	2021	2020
Average Summary Compensation Table Total	$4,263,584	$5,654,584	$7,511,754
Less, average value of Stock Awards reported in Summary Compensation Table	($2,890,368)	($3,860,625)	($6,258,860)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,263,029	$4,124,165	$6,573,743
Plus, average fair value as of vesting date of equity awards granted and vested in the year	$237,183	$773,732	$1,097,120
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	($602,018)	$126,737	$64,086
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	($213,577)	($81,909)	$10,595
Less, average prior year-end fair value for any equity awards forfeited in the year	($1,249,777)	—	—
Average compensation actually paid to non-PEO NEOs	$808,056	$6,736,684	$8,998,438

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and Performance

The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the Pay versus performance table from 2020 to 2022. For each column below, the amount shown represents the percentage increase or percentage decrease in such item from 2020 to 2022; amounts for the relevant years used in such calculations are shown in the Pay versus performance table on page 80.

Period	Compensation Actually Paid to Mr. Humphries	Average Compensation Actually Paid to Other NEOs	Company TSR	Peer Group TSR	Net Income	Revenue
2020 to 2022	(104.3%)	(91.0%)	(3.9%)	39.0%	64.5%	16.7%

As described in more detail in the section “Compensation – Compensation discussion and analysis,” the company’s executive compensation program reflects a variable pay-for-performance philosophy. While the company utilizes several performance measures to align executive compensation with company performance, all of those company measures are not presented in the Pay versus performance table. Moreover, the company generally seeks to incentivize long-term performance, and therefore does not specifically align the company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the company is providing the foregoing descriptions of the relationships between information presented in the Pay versus performance table.

Tabular List [Table Text Block]

Financial Performance Measures

As required, we disclose below the most important measures used by the company to link compensation actually paid to our NEOs for 2022 to company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation -- Compensation discussion and analysis”. These measures are unranked.

•

Revenue, which is utilized in our ACI and PSUs as Revenue adjusted for Currency Fluctuations and Acquisitions (as described on pages 48 to 52)

•

Adjusted Operating Margin (as described on pages 48 and 51)

•

Adjusted Diluted Earnings per Share (as described on pages 49, 51 and 52)

•

Relative Total Shareholder Return (as described on pages 49 and 52)

Total Shareholder Return Amount	$ 96.15	146.87	133.96
Peer Group Total Shareholder Return Amount	138.98	193.55	143.88
Net Income (Loss)	$ 2,290,000,000	$ 2,137,000,000	$ 1,392,000,000
Company Selected Measure Amount	19,428	18,507	16,652
PEO Name				Mr. Humphries
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted Earnings per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Less, value of Stock Awards reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,761,593)	$ (14,097,855)	$ (10,692,541)
PEO [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,495,823	17,556,949	13,564,684
PEO [Member] | Plus, fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,097,917	1,477,812	1,197,413
PEO [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,897,639)	(2,033,972)	4,076,007
PEO [Member] | Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(827,966)	(214,428)	(55,777)
Non-PEO NEO [Member] | Less, value of Stock Awards reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,890,368)	(3,860,625)	(6,258,860)
Non-PEO NEO [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,263,029	4,124,165	6,573,743
Non-PEO NEO [Member] | Plus, fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	237,183	773,732	1,097,120
Non-PEO NEO [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(602,018)	126,737	64,086
Non-PEO NEO [Member] | Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(213,577)	$ (81,909)	$ 10,595
Non-PEO NEO [Member] | Less, prior year-end fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,249,777)